Goodwill and Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 76,851	$ 76,851
Amortization of core deposit intangible assets	890	913	$ 945
Aggregate mortgage servicing rights (MSRs) amortization	572	524	247
Fair value of servicing rights	$ 2,642	$ 2,246
Fair value of servicing rights, discount rate	12.00%	12.00%
Mortgage loans	$ 405,786	$ 353,473	206,950
Servicing fees	$ 947	$ 634	$ 502
Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair value of servicing rights prepayment speed	8.00%	12.00%
Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair value of servicing rights prepayment speed	35.00%	50.00%
Weighted Average [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair value of servicing rights, discount rate	0.41%	0.93%